Employee share scheme reserve - Summary of fair value of options (Details) - Options	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	246,303	106,304	434,203
$0-20
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	180,610	42,433
$20-47.5
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	17,646	17,586
$47.5-61.5
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	6,565	6,565
$61.5-85
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	36,894	36,157
$250
Disclosure of range of exercise prices of outstanding share options [line items]
Number of options	4,588	3,562